Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	$ 1,163.5	$ 655.6
Derivative financial liabilities held for trading	751.7	402.2
Synthetic equity swap | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	243.3	177.1
Agriculture contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	296.7	171.9
Derivative financial liabilities held for trading	221.5	131.5
Energy contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	83.3	68.8
Derivative financial liabilities held for trading	53.0	56.9
Foreign currency contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	204.9	156.7
Derivative financial liabilities held for trading	259.1	103.5
Foreign currency contracts | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	0.1	6.1
Derivative financial liabilities held for trading	24.2	0.2
Precious metal contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	1.3	0.1
Derivative financial liabilities held for trading	3.9	2.6
Credit contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	2.2	2.8
Derivative financial liabilities held for trading	9.6	1.7
Metals contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	3.2	11.5
Derivative financial liabilities held for trading	3.1	5.6
Equity contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	233.5	24.8
Derivative financial liabilities held for trading	65.2	52.9
Crypto contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	13.7	0.1
Derivative financial liabilities held for trading	16.1	34.2
Rates contracts | Not designated as hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	55.6	11.9
Derivative financial liabilities held for trading	62.8	13.1
Rates contracts | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for trading	25.7	23.8
Derivative financial liabilities held for trading	$ 33.2	$ 0.0